Current liabilities - lease liabilities (Tables)	6 Months Ended
Dec. 31, 2023
Current lease liabilities [Abstract]
Current Liabilities - Lease Liabilities
	31 Dec 2023	30 Jun 2023
	$'000	$'000

Lease liability	88	134